Income Taxes (Details) - Schedule of net deferred tax (liabilities)/assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Net Deferred Tax Liabilities Assets [Abstract]
Allowance for doubtful accounts	$ 108,000	$ 108,000
Accrued expenses	259,000	181,500
Stock compensation	42,400	225,600
Net operating loss carryforward	3,757,700	1,717,400
Accumulated depreciation	(1,320,700)	(2,362,800)
Deferred revenue	573,500	867,900
Lease liability	229,300
Other miscellaneous items	35,900	1,400
Right-of-use asset	(229,300)
Start-up costs	1,462,700	1,575,907
Total deferred tax assets	4,918,500	2,314,907
Valuation allowance	(4,918,500)
Deferred tax assets, net		$ 2,314,907